CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net income (loss)	$ (373,404)	$ (1,193,106)	$ (22,762,622)	$ 2,920,382
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Depreciation	9,134	1,880	28,688
Amortization of intangible assets		108,333	758,333
Change in the fair value of derivatives		300,000		(3,156,582)
Loss on the extinguishment of debt			133,911	80,227
Beneficial conversion feature of Preferred B stock	11,000		434,200
Issuance of Preferred C voting stock -related party			15,300,000
Impairment of goodwill and intangible assets, net of earnout reversal	4,261,683		4,261,683
Shares issued for services		56,800	56,800
Amortization of debt discount				111,765
Changes in operating assets and liabilities, net of acquired amounts
Prepaid expenses	(131,100)	364,336	334,336	(364,337)
Accounts payable and accrued interest	69,464	67,820	189,262	(1,045,767)
Deferred revenue	10,393	5,198	10,469
Accrued payroll officers	(13,700)	(2,000)	(21,500)	24,000
Net cash used in operating activities	(412,213)	(248,739)	(1,276,439)	(1,430,312)
Cash Flows From Investing Activities:
Purchase of fixed assets			(940)
Acquisition of a business net of cash received		(977,761)	(977,761)
Net cash used in investing activities		(977,761)	(978,701)
Cash Flows From Financing Activities:
Repayment of officer advance			(10,000)	10,000
Payments on promissory notes	25,000	(253,000)	(261,280)	(22,000)
Shares issued for financing costs			68,400
Proceeds from the private placement of common shares			526,269	1,140,812
Proceeds from the sale of Series B Preferred Stock			1,964,600
Proceeds from the issuance of convertible notes		3,000	3,000	334,000
Net cash provided by investing activities	383,597	1,250,000	2,300,989	1,462,812
Net Increase (Decrease) In Cash	(28,616)	23,500	45,848	32,501
Cash At The Beginning Of The Period	82,807	36,959	36,959	4,458
Cash At The End Of The Period			82,807	36,959
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash information:
Stage It acquisition			636,033
Preferred B shares issued upon the conversion of debt and accrued interest			$ 319,200